RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - Other accounts receivable and contract assets for corporate customers (Details) - COP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,138,538	22,171,973
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,138,538	22,171,973
Other accounts receivable at amortized cost [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,460,928	15,713,547
Other accounts receivable at amortized cost [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	130,745	119,607
Other accounts receivable at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	145,932	186,364
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,964,280	14,571,534
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,962,982	14,569,999
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,298	1,535
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers, sovereign [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,962,982	14,569,999
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers, sovereign [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,962,982	14,569,999
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers, corporate [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,298	1,535
Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers, corporate [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,298	$ 1,535